Nature of Business and Significant Accounting Policies - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total Revenue	$ 412,815	$ 328,805	$ 339,541
Enterprise
Disaggregation of Revenue [Line Items]
Total Revenue	243,404	188,339	202,641
Provider
Disaggregation of Revenue [Line Items]
Total Revenue	90,921	79,324	80,726
Life Sciences
Disaggregation of Revenue [Line Items]
Total Revenue	$ 78,490	$ 61,142	$ 56,174